Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 1,124	€ 1,058	€ 919
Deductible temporary differences	538	509	524
Unused tax credits	45	72	74
Deferred tax liability for undistributed profits of subsidiaries not recognized	17,410	14,040
United States
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	187	213	263
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	688	575	375
Unused tax credits	28	54	38
2020
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	63	7	9
Unused tax credits	0	0	2
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	373	476	535
Unused tax credits	€ 17	€ 18	€ 34